Federated Hermes SDG Engagement High Yield Credit Fund Expense Example - Class A and C Shares [Member] - Federated Hermes SDG Engagement High Yield Credit Fund	Aug. 31, 2026 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 575
Expense Example, with Redemption, 3 Years	838
Expense Example, with Redemption, 5 Years	1,121
Expense Example, with Redemption, 10 Years	1,926
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	306
Expense Example, with Redemption, 3 Years	637
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	$ 2,166